Net income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net income/(loss) per Share
Schedule of net income per share

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to Secoo Holding Limited	155,052	(71,864)	(565,253)
Accretion to redeemable non-controlling interest redemption value	(629)	(500)	(500)
Numerator for basic and diluted net income (loss) per share calculation	154,423	(72,364)	(565,753)
Denominator:
Weighted average number of ordinary shares	25,122,199	30,629,608	35,326,281
Denominator for basic net income (loss) per share calculation	25,122,199	30,629,608	35,326,281
Adjustment for diluted stock options	1,098,905	—	—
Denominator for diluted net income (loss) per share calculation	26,221,104	30,629,608	35,326,281
Net income (loss) per ordinary share
— Basic	6.15	(2.36)	(16.02)
— Diluted	5.89	(2.36)	(16.02)

Schedule of anti dilutive securities

	For the Year Ended
	December 31,
	2019	2020	2021
Convertible note and warrant	6,980,769	6,980,769	4,207,587